Warrant liabilities - Key Assumptions In Valuation (Details) - Total - Level 3 - Recurring fair value measurement - Income approach	Dec. 31, 2025 shares
Dividend yield
Disclosure Of Warranty Liabilities [Line Items]
Significant unobservable inputs	0
Bottom | Exercise price
Disclosure Of Warranty Liabilities [Line Items]
Significant unobservable inputs	16.08
Bottom | Expected volatility
Disclosure Of Warranty Liabilities [Line Items]
Significant unobservable inputs	0.87
Bottom | Risk-free interest rate
Disclosure Of Warranty Liabilities [Line Items]
Significant unobservable inputs	0.036
Bottom | Expected term (years)
Disclosure Of Warranty Liabilities [Line Items]
Significant unobservable inputs	2.25
Top of range | Exercise price
Disclosure Of Warranty Liabilities [Line Items]
Significant unobservable inputs	32.16
Top of range | Expected volatility
Disclosure Of Warranty Liabilities [Line Items]
Significant unobservable inputs	0.89
Top of range | Risk-free interest rate
Disclosure Of Warranty Liabilities [Line Items]
Significant unobservable inputs	0.037
Top of range | Expected term (years)
Disclosure Of Warranty Liabilities [Line Items]
Significant unobservable inputs	4.83